SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSManagement has evaluated events subsequent to March 31, 2025 and through May 20, 2025, the date these unaudited condensed interim financial statements were issued. There were no events which occurred subsequent to March 31, 2025 that merited disclosure in these unaudited condensed consolidated interim financial statements.